Organisation and basis of preparation (Tables)	9 Months Ended
Sep. 30, 2025
General information about financial statements [Abstract]
Schedule of change in accounting policy

Consolidated balance sheet	At 31 December 2024		At 31 December 2023/ 1 January 2024
(in USD million)	As reported	Restated	As reported	Restated
Cash and cash equivalents	8,120	5,903	9,641	8,070
Prepayments and financial receivables	3,867	6,084	3,729	5,300
Sum	11,987	11,987	13,370	13,370

Consolidated Statement of Cash Flows	Q1 2024		Q2 2024		First six months 2024		Q3 2024		First nine months 2024		Q4 2024		Full year 2024
(in USD million)	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated
Cash collaterals for commodity derivative transactions	—	117	—	200	—	317	—	(563)	—	(246)	—	(399)	—	(645)
Cash flow provided by operating activities before taxes paid and working capital items	9,689	9,806	9,748	9,948	19,437	19,754	9,233	8,670	28,670	28,424	9,813	9,414	38,483	37,838
Cash flows provided by operating activities	9,021	9,138	1,611	1,811	10,632	10,948	7,057	6,495	17,689	17,443	2,421	2,022	20,110	19,465
Cash and cash equivalents at the beginning of the period (net of overdraft)	9,641	8,070	9,682	8,227	9,641	8,070	8,641	7,386	9,641	8,070	8,002	6,184	9,641	8,070
Cash and cash equivalents at the end of the period (net of overdraft)	9,682	8,227	8,641	7,386	8,641	7,386	8,002	6,184	8,002	6,184	8,120	5,903	8,120	5,903

Consolidated Statement of Cash Flows	Q1 2023		Q2 2023		First six months 2023		Q3 2023		First nine months 2023		Q4 2023		Full year 2023
(in USD million)	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated
Cash collaterals for commodity derivative transactions	—	3,678	—	426	—	4,103	—	(245)	—	3,858	—	698	—	4,556
Cash flow provided by operating activities before taxes paid and working capital items	15,305	18,982	10,485	10,910	25,789	29,893	11,336	11,091	37,126	40,984	10,890	11,588	48,016	52,572
Cash flows provided by operating activities	14,871	18,548	1,857	2,283	16,728	20,831	5,236	4,992	21,965	25,823	2,736	3,434	24,701	29,257
Cash and cash equivalents at the beginning of the period (net of overdraft)	15,579	9,451	17,380	14,930	15,579	9,451	19,650	17,626	15,579	9,451	14,420	12,151	15,579	9,451
Cash and cash equivalents at the end of the period (net of overdraft)	17,380	14,930	19,650	17,626	19,650	17,626	14,420	12,151	14,420	12,151	9,641	8,070	9,641	8,070